Nature of Business and Continuance of Operations (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Entity Incorporation, State Country Name	Delaware	Delaware
Entity Incorporation, Date of Incorporation	Dec. 23, 2013	Dec. 23, 2013
Longbau Group Limited [Member]
Schedule of Equity Method Investments [Line Items]
Entity Incorporation, State Country Name	Hong Kong
Entity Incorporation, Date of Incorporation	Feb. 14, 2014
Equity Method Investment, Ownership Percentage	100.00%
Longbau Taiwan [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	100.00%